Fees Summary	Nov. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 715,092,500.00
Previously Paid Amount	0.00
Total Fee Amount	98,754.27
Total Offset Amount	0.00
Net Fee	98,754.27
Narrative - Max Aggregate Offering Price	$ 715,092,500.00
Final Prospectus	true